Goodwill (Tables)	3 Months Ended
Mar. 31, 2021
Goodwill [Abstract]
Schedule of Goodwill
	March 31, 2021	December 31, 2020
Beginning balance	$16,281	$16,281
Business combinations - Note 4	142,170	-
Balance at	$158,451	$16,281